Investments in Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Investments in Financial Instruments [Abstract]
Schedule of Investments in Financial Instruments	The balances as of December 31, 2024 and 2023 are as follows:
	2024	2023

Other stock instruments	$1,340,173	$1,461,865